OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2024
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS

5 – OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS

The composition of other financial assets is as follows:

	Balance
	Current		Non-current
Other financial assets	12.31.2024	12.31.2023	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets measured at amortized cost (1)	72,481,578	66,190,949	2,933,957	3,027,052
Financial assets at fair value (2)	4,105,005	1,094,844	144,550,766	78,988,715
Other financial assets (3)	—	—	21,935,580	11,300,572
Total	76,586,583	67,285,793	169,420,303	93,316,339
(1)	Financial instruments that do not meet the definition of cash equivalents pursuant to Note 2.13.
(2)	Market value of hedging instruments. See details in Note 22.
(3)	Correspond to the rights in the Argentinean company Alimentos de Soya S.A., manufacturing company of “AdeS” products, which are framed in the purchase of the “AdeS” brand managed by The Coca-Cola Company at the end of 2016.